INVESTMENTS, Short-term and Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term Investments [Abstract]
Debt securities, Held to maturity	$ 557,249	$ 869,931
Debt securities, Available-for-sale	304,453	28,166
Equity securities	2,556	13,184
Short-term Investments	864,258	911,281
Long-term Investments [Abstract]
Debt securities, Held to maturity	64,790	66,071
Debt securities, Available-for-sale	292,724	192,139
Equity securities	521,742	463,934
Equity method investments	196,104	152,419
Investments carried at fair value	178,233	178,298
Long-term Investments	$ 1,253,593	$ 1,052,861